SHARE-BASED PAYMENT - RSU (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENT
Share-based compensation expense	$ 2,492	$ 4,778	$ 8,792
Restricted Stock Units
SHARE-BASED PAYMENT
Vesting rights percentage	20.00%	20.00%	20.00%
Reacquisition of non-vested shares, consideration	$ 0	$ 0	$ 0
Aggregate fair value of the restricted shares at the grant dates	$ 21,552
Weighted average grant-date fair value per share of non-vested shares	$ 0
Fair value of vested shares	$ 582	$ 2,199	$ 2,845
Unrecognized compensation cost	$ 0
Weighted average vesting period over which unrecognized compensation costs is expected to be recognized	0 years
Weighted average grant date fair value (in USD per share)	$ 0.39	$ 0.24	$ 0.5
Restricted Shares
Balance at the beginning of the year (in shares)	367,600
Granted (in shares)	1,470,576	1,560,932	869,584
Forfeited (in shares)	(366,000)
Vested (in shares)	(1,472,176)
Balance at the end of the year (in shares)		367,600
Restricted Stock Units | Annual Basis Ending on Fourth Anniversary of Grant Date
SHARE-BASED PAYMENT
Vesting period (in years)	5 years	5 years	5 years
Restricted Stock Units | Minimum
SHARE-BASED PAYMENT
Vesting period (in years)	4 years	4 years	4 years
Restricted Stock Units | Maximum
SHARE-BASED PAYMENT
Vesting period (in years)	5 years	5 years	5 years